Vanguard California Municipal Money Market Fund Investment Risks - Retail Prospectus [Member] - Vanguard California Municipal Money Market Fund	Nov. 30, 2025
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Bond Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Bond Markets. The Fund invests in money market instruments, which are high quality, short-term debt securities. As a result, the Fund may be impacted by the general condition of the bond markets and by factors that affect bonds and bond issuers. For example, as a general rule, bond prices and interest rates move in opposite directions. When interest rates rise, bond prices tend to fall, and when interest rates fall, bond prices tend to go up. Bond income also is affected by changes in interest rates. Interest rates can rise or fall for a number of reasons, including, but not limited to, central bank monetary policy, inflationary or deflationary pressures, and changes in general market and economic conditions. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the overall market and may expose the bond markets in particular to heightened volatility and potential illiquidity. The degree to which the Fund is impacted by certain bond market risks may vary based on factors disclosed in its principal investment strategies, such as the types of bonds in which it invests and the overall credit quality, average maturity, and/or average duration of its bond holdings.
Investing in Muni Bond Mkt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in the Municipal Bond Market. In addition to the general risks associated with investing in bonds, municipal bonds are subject to unique risks. The values of the Fund’s municipal bond holdings could be impacted significantly by economic, regulatory, political, or other developments or circumstances affecting municipal bond issuers. These developments or circumstances could create uncertainty in the municipal bond market and/or adversely impact the ability of municipal bond issuers to make principal and interest payments, which could result in a loss to the Fund. Municipal bonds can vary from one another in a number of ways, which can impact their sensitivity to certain risks. For example, investing in revenue bonds, which make up a significant portion of the municipal bond market, will generally subject the Fund to a higher risk of loss than investing in municipal bonds secured by the full faith, credit, and taxing power of the issuer (general obligation bonds). Because the interest and principal on revenue bonds is payable only from a particular stream of revenue, they generally carry more Credit Risk than general obligation bonds. Revenue bonds also tend to be more sensitive to economic conditions than general obligation bonds, which could make their prices more volatile. The Fund also is subject to the risk that all or a significant portion of its municipal bond holdings will be affected in the same manner. Because many municipal bonds are issued to finance similar projects, conditions in related sectors could have an outsized impact on the municipal bond market. As a result, the Fund may underperform funds that invest more broadly.
Tax-Exempt Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Tax-Exempt Income Risk. There is no guarantee that the interest payable on municipal bonds will remain exempt from federal, state, or local income taxes. Tax-exempt income from the Fund’s municipal bond holdings could be declared taxable, possibly with retroactive effect, due to a variety of circumstances such as tax law changes, adverse interpretations by tax authorities, or noncompliant conduct by a municipal bond issuer. Any of these circumstances could cause the prices of municipal bonds to decline significantly or impair the Fund’s ability to achieve its investment objective.
Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Stable NAV. There can be no assurance that the Fund will be successful in maintaining a stable NAV. A wide variety of factors, such as significant market volatility, very low or negative interest rates, periods of high redemption activity, or other factors could affect the Fund’s ability to maintain a stable NAV.
Money Market Funds and Interest Rates [Member]
Prospectus [Line Items]
Risk [Text Block]	• Money Market Funds and Interest Rates. In general, the prices of money market instruments are less sensitive to changes in interest rates than the prices of longer-term debt securities. However, money market fund income is based on short-term interest rates, which means the Fund’s income may fluctuate significantly over short periods and may decline during periods of falling interest rates. In addition, interest rate changes could have unpredictable impacts on the overall market, which could negatively impact the Fund. For example, the Fund may be subject to loss if interest rates increase substantially and/or rapidly. Depending on the duration and severity, a period of low or negative interest rates could prevent the Fund from, among other things, providing a positive yield to its shareholders, paying expenses out of current income, and/or achieving its investment objective, including maintaining a stable NAV of $1.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Credit Risk. Credit risk refers to the chance that an issuer will default (fail to meet its credit obligations) or fail to make payments in a timely manner, which could result in a loss to the Fund. In addition, negative perceptions of an issuer’s ability to make payments can cause the price of a security to decline. While all debt securities are subject to credit risk to some extent, those with higher credit quality ratings generally pose less credit risk than those with lower credit quality ratings.
Municipal Bond Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Municipal Bond Liquidity Risk. Limited trading in the municipal bond market and a relative lack of publicly available information about the financial condition of municipal bond issuers may make municipal bonds more difficult to value or sell than other types of debt securities. If the Fund is unable to sell a security at an advantageous time or price, its returns may be reduced.
Municipal Bond Structured Products [Member]
Prospectus [Line Items]
Risk [Text Block]	• Municipal Bond Structured Products. Certain municipal securities offer unique features or are structured to meet certain demands in the municipal bond market, such as the demand for short-term tax-exempt securities. These investments may subject the Fund to unique risks, which will vary widely depending on overall conditions in the municipal bond market, the complexity of the structure and/or features, and other factors. In general, these investments tend to carry a higher degree of Credit Risk than traditional municipal bonds and may be difficult for the Fund to value or sell (see Municipal Bond Liquidity Risk). In unexpected circumstances, investing in structured products could result in a loss to the Fund and/or a distribution of taxable income to shareholders.
State-Specific Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• State-Specific Focus. The Fund invests primarily in securities issued by California and its municipalities. Any adverse tax, legislative, or political developments in California may have far-reaching impacts on the overall California municipal bond market, which could adversely affect the Fund’s holdings and/or the securities that are available for investment by the Fund. In addition, the Fund is more susceptible to the credit risk of and unfavorable developments in California than a fund that invests more widely. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal bond market.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management. The Fund is actively managed. The advisor’s security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.You could lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may impose a fee upon sale of your shares.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.